UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-07021
                      (Investment Company Act File Number)


                    Federated Investment Series Funds, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 8/31/07








ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED BOND FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

                   CORPORATE BONDS--59.0%
                   BASIC INDUSTRY - CHEMICALS--0.5%
  $  3,760,000     Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                                                        $     3,488,904
     1,900,000 1,2 Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020                                                  1,615,000
                       TOTAL                                                                                               5,103,904
                   BASIC INDUSTRY - METALS & MINING--2.1%
     2,500,000     Alcoa, Inc., Note, 5.55%, 2/1/2017                                                                      2,440,428
     3,760,000     BHP Finance (USA), Inc., 5.00%, 12/15/2010                                                              3,753,161
     5,000,000     Barrick Gold Corp., 4.875%, 11/15/2014                                                                  4,803,908
     3,325,000 1,2 Codelco, Inc., Bond, 5.625%, 9/21/2035                                                                  3,195,820
     4,050,000     Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035                                               3,609,721
     2,500,000     Noranda, Inc., 6.00%, 10/15/2015                                                                        2,568,602
     1,500,000 1,2 Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011                                            1,515,490
                       TOTAL                                                                                              21,887,130
                   BASIC INDUSTRY - PAPER-1.9%
     2,600,000     International Paper Co., 4.25%, 1/15/2009                                                               2,563,615
     6,980,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                              7,438,523
     2,850,000     Pope & Talbot, Inc., 8.375%, 6/1/2013                                                                   1,710,000
     5,000,000     Westvaco Corp., 7.65%, 3/15/2027                                                                        5,326,697
     3,750,000     Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                                                               3,764,339
                       TOTAL                                                                                              20,803,174
                   CAPITAL GOODS - AEROSPACE & DEFENSE--0.6%
     3,650,000 1,2 BAE Systems Holdings, Inc., 5.20%, 8/15/2015                                                            3,608,991
     2,840,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                            2,814,252
                       TOTAL                                                                                               6,423,243
                   CAPITAL GOODS - BUILDING MATERIALS--0.8%
     2,700,000     CRH America, Inc., 5.30%, 10/15/2013                                                                    2,647,719
     5,500,000     Masco Corp., Note, 5.875%, 7/15/2012                                                                    5,493,074
                       TOTAL                                                                                               8,140,793
                   CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.9%
     2,940,000     Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011                                           3,131,100
     1,580,000 1,2 Hutchison Whampoa Ltd., 6.50%, 2/13/2013                                                                1,635,942
     3,230,000 1,2 Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067                                                2,974,197
     2,025,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                             2,067,930
                       TOTAL                                                                                               9,809,169
                   CAPITAL GOODS - ENVIRONMENTAL--1.6%
       500,000     Republic Services, Inc., Note, 6.086%, 3/15/2035                                                          449,792
       600,000     Republic Services, Inc., Note, 6.75%, 8/15/2011                                                           625,478
     8,210,000     Waste Management, Inc., Deb., 8.75%, 5/1/2018                                                           8,409,575
     7,475,000     Waste Management, Inc., Sr. Note, 7.125%, 10/1/2007                                                     7,480,630
                       TOTAL                                                                                              16,965,475
                   COMMUNICATIONS - MEDIA & CABLE--2.2%
       900,000     Comcast Corp., 7.05%, 3/15/2033                                                                           932,585
     4,700,000     Comcast Corp., 7.125%, 6/15/2013                                                                        4,981,706
     5,480,000     Comcast Corp., Company Guarantee, 6.50%, 1/15/2017                                                      5,624,921
     4,630,000     Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                                               4,559,017
     5,010,000     Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014                                               4,880,141
     2,250,000 1,2 Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017                                              2,195,879
                       TOTAL                                                                                              23,174,249
                   COMMUNICATIONS - MEDIA NONCABLE--0.7%
       615,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                      649,130
     6,880,000     Grupo Televisa S.A., 6.625%, 3/18/2025                                                                  6,941,576
                       TOTAL                                                                                               7,590,706
                   COMMUNICATIONS - TELECOM WIRELESS--1.6%
     6,540,000     AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                                           8,193,220
     3,100,000     America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015                                                    3,066,365
     1,860,000     Sprint Capital Corp., Note, 8.375%, 3/15/2012                                                           2,053,377
       800,000     Vodafone Group PLC, 5.35%, 2/27/2012                                                                      794,300
     2,960,000     Vodafone Group PLC, Note, 5.625%, 2/27/2017                                                             2,880,054
                       TOTAL                                                                                              16,987,316
                   COMMUNICATIONS - TELECOM WIRELINES--3.3%
     3,810,000     BellSouth Corp., 5.20%, 9/15/2014                                                                       3,702,677
     2,620,000     Citizens Communications Co., 9.00%, 8/15/2031                                                           2,587,250
     1,040,000     Embarq Corp., 6.738%, 6/1/2013                                                                          1,083,357
     4,940,000 1,2 KT Corp., Note, 5.875%, 6/24/2014                                                                       5,016,752
     3,870,000     SBC Communications, Inc., 5.10%, 9/15/2014                                                              3,747,533
     1,390,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                     1,456,118
     5,030,000     Telefonica SA, Sr. Note, 5.855%, 2/4/2013                                                               5,069,350
     7,050,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                            6,983,025
     4,931,000     Verizon Global Funding, Note, 7.25%, 12/1/2010                                                          5,205,621
                       TOTAL                                                                                              34,851,683
                   CONSUMER CYCLICAL - AUTOMOTIVE--1.8%
     2,490,000     DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                                          2,578,081
     7,740,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                    7,626,289
     2,530,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                       2,278,533
     2,100,000     General Motors Corp., Note, 9.45%, 11/1/2011                                                            1,882,125
     4,800,000 1,2 Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011                                      4,833,847
                       TOTAL                                                                                              19,198,875
                   CONSUMER CYCLICAL - ENTERTAINMENT--1.5%
     6,000,000     Carnival Corp., 3.75%, 11/15/2007                                                                       5,972,572
     4,020,000     International Speedway Corp., 4.20%, 4/15/2009                                                          3,944,449
     2,500,000     Time Warner, Inc., 5.50%, 11/15/2011                                                                    2,495,158
     3,800,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                                 3,872,781
                       TOTAL                                                                                              16,284,960
                   CONSUMER CYCLICAL - LODGING--0.1%
     1,530,000 1,2 Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016                                             1,500,991
                   CONSUMER CYCLICAL - RETAILERS--0.9%
     2,135,053 1,2 CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027                                                  2,055,439
       500,000     CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011                                                            506,394
     1,700,000     CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017                                                   1,661,072
     2,180,000     Costco Wholesale Corp., 5.30%, 3/15/2012                                                                2,200,685
       900,000     JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018                                                 870,842
     2,560,000     Target Corp., Note, 5.875%, 7/15/2016                                                                   2,570,321
                       TOTAL                                                                                               9,864,753
                   CONSUMER CYCLICAL - SERVICES--0.8%
     7,475,000     Boston University, 7.625%, 7/15/2097                                                                    8,615,109
                   CONSUMER NON-CYCLICAL FOOD/BEVERAGE--1.6%
     3,030,000     Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017                                                    3,005,084
     2,550,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                               2,523,478
     2,420,000     General Mills, Inc., Note, 5.70%, 2/15/2017                                                             2,384,742
     2,000,000     Kraft Foods, Inc., 5.625%, 11/1/2011                                                                    2,008,279
     3,630,000     Kraft Foods, Inc., Note, 6.25%, 6/1/2012                                                                3,750,432
     3,220,000 1,2 SABMiller PLC, Note, 6.50%, 7/1/2016                                                                    3,349,843
                       TOTAL                                                                                              17,021,858
                   CONSUMER NON-CYCLICAL HEALTH CARE--0.5%
     2,200,000     Anthem, Inc., 6.80%, 8/1/2012                                                                           2,327,642
     2,040,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                      2,005,368
     1,660,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                                1,532,877
                       TOTAL                                                                                               5,865,887
                   CONSUMER NON-CYCLICAL PHARMACEUTICALS--1.5%
     4,485,000     Eli Lilly & Co., Bond, 5.20%, 3/15/2017                                                                 4,388,313
     3,660,000     Genentech, Inc., Note, 4.75%, 7/15/2015                                                                 3,496,793
     1,920,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                                             2,096,631
     2,020,000     Wyeth, 5.45%, 4/1/2017                                                                                  1,988,382
     4,000,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                                    3,990,418
                       TOTAL                                                                                              15,960,537
                   CONSUMER NON-CYCLICAL TOBACCO--0.1%
     1,375,000     Altria Group, Inc., 5.625%, 11/4/2008                                                                   1,382,447
                   ENERGY - INDEPENDENT--2.0%
     4,240,000     Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016                                            4,223,846
       460,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                                         439,117
     5,890,000     Canadian Natural Resources Ltd., 5.85%, 2/1/2035                                                        5,481,962
     1,500,000 1,2 Lukoil International Finance BV, 6.356%, 6/7/2017                                                       1,406,250
       495,000     Pemex Project Funding Master, 5.75%, 12/15/2015                                                           491,436
     3,450,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                                     3,785,685
     3,072,000 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                     3,039,106
       775,000     XTO Energy, Inc., 6.75%, 8/1/2037                                                                         798,008
     1,135,000     XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017                                                     1,160,541
                       TOTAL                                                                                              20,825,951
                   ENERGY - INTEGRATED--1.9%
     4,100,000     Conoco, Inc., 7.25%, 10/15/2031                                                                         4,660,595
     3,000,000     Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028                                                     3,110,448
       450,000     Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                                                   509,730
     4,650,000     Petro-Canada, Bond, 5.35%, 7/15/2033                                                                    4,037,565
       220,000     Petro-Canada, Deb., 7.00%, 11/15/2028                                                                     235,102
     3,173,373 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                      3,223,799
     4,150,000 1,2 Statoil ASA, 5.125%, 4/30/2014                                                                          4,173,807
                       TOTAL                                                                                              19,951,046
                   ENERGY - OIL FIELD SERVICES--0.3%
     3,080,000     Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017                                                               2,984,011
       210,000     Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019                                                          227,109
                       TOTAL                                                                                               3,211,120
                   ENERGY - REFINING--0.2%
     1,665,000     Valero Energy Corp., 7.50%, 4/15/2032                                                                   1,844,902
                   FINANCIAL INSTITUTION - BANKING--11.2%
     4,000,000     Astoria Financial Corp., Note, 5.75%, 10/15/2012                                                        4,020,813
     5,000,000 1,2 Barclays Bank PLC, 5.926%, 12/31/2049                                                                   4,745,945
     4,180,000     Capital One Capital IV, 6.745%, 2/17/2037                                                               3,498,702
     4,050,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                                     4,084,908
     6,175,000     City National Bank, Sub. Note, 6.375%, 1/15/2008                                                        6,205,754
     2,876,000     Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015                                                       2,858,367
     5,350,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                         5,682,337
     4,720,000     Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011                                        4,762,304
     6,000,000     HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035                                                 5,728,484
     2,200,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                                    2,177,182
     2,770,000     HSBC Finance Corp., 5.00%, 6/30/2015                                                                    2,611,551
     3,500,000     Hudson United Bancorp, 7.00%, 5/15/2012                                                                 3,731,493
       870,000     J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027                                                    1,023,810
    13,900,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                                  13,441,056
     3,975,000     Manufacturers & Traders Trust Co.,, Sub. Note, 5.629%, 12/1/2021                                        3,837,014
     5,000,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                                           4,914,624
     1,790,000     Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011                                                        1,790,317
     1,170,000     PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017                                                          1,161,664
     4,020,000     PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                                          4,206,134
     2,520,000     Popular North America, Inc., 5.65%, 4/15/2009                                                           2,534,289
    10,511,111 1,2 Regional Diversified Funding, 9.25%, 3/15/2030                                                         11,614,134
     3,870,000     Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                      3,860,091
     1,700,000     State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016                                            1,649,316
     5,580,000     U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014                                                           5,383,504
     5,000,000     Wachovia Bank N.A., 4.80%, 11/1/2014                                                                    4,726,600
     3,440,000     Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                                         3,261,888
       500,000     Washington Mutual Bank, 5.125%, 1/15/2015                                                                 462,973
     2,400,000     Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                                                    2,500,733
     3,370,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                                             3,282,520
                       TOTAL                                                                                             119,758,507
                   FINANCIAL INSTITUTION - BROKERAGE--3.5%
     4,255,000 1,2 FMR Corp., Bond, 7.57%, 6/15/2029                                                                       4,999,757
     1,000,000     Franklin Resources, Inc., 3.70%, 4/15/2008                                                                988,695
     2,900,000     Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                                            2,744,376
       190,000     Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009                                            196,764
     2,100,000     Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034                                                 1,912,795
     8,140,000     Invesco PLC, Note, 4.50%, 12/15/2009                                                                    7,984,641
     1,150,000     Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012                                                   1,166,745
     1,375,000     Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017                                                   1,385,299
     1,200,000     Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013                                                        1,175,887
     1,500,000     Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010                                                       1,575,416
     3,000,000     Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017                                             2,964,755
     2,800,000     Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037                                            2,659,832
     3,170,000     Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012                                           3,223,351
     1,020,000     Nuveen Investments, 5.00%, 9/15/2010                                                                      958,783
     1,020,000     Nuveen Investments, 5.50%, 9/15/2015                                                                      865,322
     2,042,129 1,2 World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013                                        2,143,899
                       TOTAL                                                                                              36,946,317
                   FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--2.0%
     5,000,000     American International Group, Inc., Sr. Note, 4.70%, 10/1/2010                                          4,939,697
     4,295,000     Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015                                           4,152,055
     2,920,000 1,2 Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017                                                   2,375,881
       115,000     Heller Financial, Inc., Note, 7.375%, 11/1/2009                                                           120,824
     1,500,000 1,2 ILFC E-Capital Trust I, 5.90%, 12/21/2065                                                               1,520,127
     3,100,000     International Lease Finance Corp., 4.875%, 9/1/2010                                                     3,049,326
     1,875,000     Residential Capital Corp., 6.00%, 2/22/2011                                                             1,421,321
     3,250,000     Susa Partnership LP, 8.20%, 6/1/2017                                                                    3,792,894
                       TOTAL                                                                                              21,372,125
                   FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.1%
       810,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                                     825,747
                   FINANCIAL INSTITUTION - INSURANCE - LIFE-1.1%
     2,750,000     AXA-UAP, Sub. Note, 8.60%, 12/15/2030                                                                   3,250,375
     4,000,000 1,2 Pacific LifeCorp., Bond, 6.60%, 9/15/2033                                                               4,183,365
     3,950,000 1,2 Union Central Life Insurance Co., Note, 8.20%, 11/1/2026                                                4,274,122
                       TOTAL                                                                                              11,707,862
                   FINANCIAL INSTITUTION - INSURANCE - P&C--1.7%
     3,170,000     ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017                                                      3,101,474
       540,000     CNA Financial Corp., 6.50%, 8/15/2016                                                                     543,560
     1,370,000     CNA Financial Corp., Note, 6.00%, 8/15/2011                                                             1,380,359
     1,710,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                                                 1,756,306
     4,000,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                              3,847,992
     1,220,000     The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067                                                        1,167,298
       265,000     The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                              259,438
     1,000,000 1,2 USF&G Corp., 8.312%, 7/1/2046                                                                           1,181,451
     5,610,000 1,2 ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065                                               5,474,384
                       TOTAL                                                                                              18,712,262
                   FINANCIAL INSTITUTION - REITS--0.6%
     2,000,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                                1,985,170
     1,500,000 1,2 Equity One, Inc., Bond, 6.00%, 9/15/2017                                                                1,470,439
       185,000     Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009                                                            191,001
       430,000     Simon Property Group, Inc., 6.35%, 8/28/2012                                                              442,255
     2,330,000     Simon Property Group, Inc., Note, 5.60%, 9/1/2011                                                       2,335,835
                       TOTAL                                                                                               6,424,700
                   FOREIGN- LOCAL- GOV'T--0.8%
     7,900,000     Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                                                                8,291,033
                   MUNICIPAL SERVICES--0.4%
     1,825,000 1,2 Army Hawaii Family Housing, 5.524%, 6/15/2050                                                           1,732,819
     2,980,000 1,2 Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050                                                2,854,631
                       TOTAL                                                                                               4,587,450
                   SOVEREIGN--0.7%
     3,500,000     Sweden, Government of, Deb., 10.25%, 11/1/2015                                                          3,977,335
     2,715,000     United Mexican States, Series MTNA, 6.75%, 9/27/2034                                                    2,962,336
                       TOTAL                                                                                               6,939,671
                   TECHNOLOGY--1.4%
     3,745,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                             3,763,511
     1,780,000     Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016                                                 1,779,453
     1,100,000     Dell Computer Corp., Deb., 7.10%, 4/15/2028                                                             1,167,455
     1,500,000     Hewlett-Packard Co., Note, 5.40%, 3/1/2017                                                              1,479,935
       965,000     IBM Corp., Deb., 8.375%, 11/1/2019                                                                      1,193,962
     5,120,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011                                             5,090,214
                       TOTAL                                                                                              14,474,530
                   TRANSPORTATION - AIRLINES--0.3%
       710,000     Southwest Airlines Co., 6.50%, 3/1/2012                                                                   734,123
     1,995,000     Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                                          2,117,422
                       TOTAL                                                                                               2,851,545
                   TRANSPORTATION - RAILROADS--1.0%
     1,200,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                                   1,140,917
     2,354,333     Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021                                    2,614,712
     3,150,000     Canadian Pacific RR, 7.125%, 10/15/2031                                                                 3,270,013
       655,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                                            680,950
     3,580,000     Union Pacific Corp., 4.875%, 1/15/2015                                                                  3,387,300
                       TOTAL                                                                                              11,093,892
                   TRANSPORTATION - SERVICES--0.1%
     1,570,000     FedEx Corp., Note, 5.50%, 8/15/2009                                                                     1,582,596
                   UTILITY - ELECTRIC--3.7%
     1,530,000     Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036                                1,421,388
     1,310,000     Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016                                             1,296,931
     2,390,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                                          2,291,409
     2,000,000     Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035                                                1,871,746
     2,765,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                          2,827,214
     5,150,000     Enersis S.A., Note, 7.40%, 12/1/2016                                                                    5,559,425
     4,410,000 1,2 Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017                                                     4,493,574
     5,350,000 1,2 MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037                                     5,052,685
     1,835,000     PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036                                              1,667,438
     1,000,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                                     1,072,197
     1,670,000     PSI Energy, Inc., Bond, 6.05%, 6/15/2016                                                                1,705,695
     1,410,000     Pacific Gas & Electric Co., 6.05%, 3/1/2034                                                             1,404,285
     2,925,000     Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011                                               2,812,009
     4,000,000     Public Service Electric & Gas Co., 4.00%, 11/1/2008                                                     3,957,683
     2,020,000     Westar Energy, Inc., 5.875%, 7/15/2036                                                                  1,852,815
                       TOTAL                                                                                              39,286,494
                   UTILITY - NATURAL GAS DISTRIBUTOR--0.7%
     7,395,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                                   7,219,216
                   UTILITY - NATURAL GAS PIPELINES--0.3%
     3,300,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                                    2,893,314
                       TOTAL CORPORATE BONDS (IDENTIFIED COST $636,101,721)                                              628,232,539
                   CORPORATE NOTES--0.4%
                   COMMUNICATIONS - TELECOM WIRELINES--0.4%
     4,595,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $4,593,135)                            4,521,534
                   MORTGAGE--BACKED SECURITIES--0.0%
        14,278     Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029                                             14,375
        16,399     Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029                                             16,506
         4,651     Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029                                              4,683
         9,279     Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029                                              9,504
        16,772     Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011                                             16,948
        14,032     Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017                                        15,168
        14,980     Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028                                        15,894
         8,912     Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028                                         9,303
        14,082     Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013                                        14,335
        12,855     Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028                                        13,433
        49,854     Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028                                       51,102
        41,126     Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029                                        42,154
         9,559     Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027                                   10,057
         4,768     Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028                                     4,967
        20,589     Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023                                   21,955
        14,412     Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017                                   15,730
        12,535     Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023                                   13,122
                       TOTAL MORTGAGE -- BACKED SECURITIES                                                                   289,236
                       (IDENTIFIED COST $280,497)
                   MUNICIPALS--1.6%
     6,050,000     Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018                               6,157,508
     3,090,000     McKeesport, PA, Taxable G.O.  Series B 1997, 7.30% Bonds (MBIA Insurance Corp. INS),                    3,126,338
                   3/1/2020
     4,675,000     Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015                       4,729,417
     2,080,000     Tampa, FL Sports Authority, 8.02% Bonds (MBIA Insurance Corp. GTD), 10/1/2026                           2,518,443
                       TOTAL MUNICIPALS (IDENTIFIED COST $15,866,527)                                                     16,531,706
                   GOVERNMENTS/AGENCIES--1.0%
                   SOVEREIGN--1.0%
     6,500,000     United Mexican States, 6.625%, 3/3/2015                                                                 6,942,975
     3,600,000     United Mexican States, Note, 9.875%, 2/1/2010                                                           3,976,740
                       TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $11,047,000)                                           10,919,715
                   COMMON STOCK--0.0%
                   UTILITY - ELECTRIC--0.0%
            90   3 NRG Energy, Inc. (IDENTIFIED COST $2,041)                                                                   3,428
                   PREFERRED STOCK--1.0%
                   FINANCIAL INSTITUTION - BROKERAGE--0.6%
       130,000     Lehman Brothers Holdings, Inc., Pfd., $2.84 Annual Dividend                                             5,915,000
                   FINANCIAL INSTITUTION - REITS--0.4%
        80,000     Prologis, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27 Annual Dividend                         4,760,000
                       TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,224,680)                                                10,675,000
                   ASSET-BACKED SECURITIES--0.1%
                   HOME EQUITY LOAN--0.1%
       459,460 1,2 125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029                                             454,866
                   (IDENTIFIED COST $459,245)
                   COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
                   COMMERCIAL MORTGAGE--0.0%
       262,814     Morgan Stanley Capital, Inc., Class A3, 6.48%, 6/3/2030                                                   263,666
                   NON-AGENCY MORTGAGE--0.0%
        63,134 1,2 SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 8.8371%, 1/28/2027                                 45,456
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                             309,122
                       (IDENTIFIED COST $383,030)
                   U.S. TREASURY--6.3%
                   TREASURY SECURITIES--6.3%
     3,000,000   4 United States Treasury Note, 4.25%, 11/15/2014                                                          2,971,516
     1,300,000     United States Treasury Note, 4.50%, 11/30/2011                                                          1,313,143
    44,000,000   4 United States Treasury Note, 4.625%, 7/31/2012                                                         44,704,590
    11,500,000 4,5 United States Treasury Note, 4.75%, 3/31/2011                                                          11,712,466
     6,000,000     United States Treasury Note, 4.875%, 4/30/2011                                                          6,134,138
                       TOTAL U.S. TREASURY (IDENTIFIED COST $66,032,004)                                                  66,835,853
                   MUTUAL FUNDS --29.5%6
     2,616,173     Federated Mortgage Core Portfolio                                                                      25,560,009
    37,258,020     High-Yield Bond Portfolio                                                                             239,108,348
    49,164,614   7 Prime Value Obligations Fund, Institutional Shares, 5.33%                                              49,164,614
                       TOTAL MUTUAL FUNDS                                                                                313,832,971
                       (IDENTIFIED COST $382,949,001)
                   REPURCHASE AGREEMENTS-5.6%
  $ 30,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.39%, dated 8/31/2007 under which               30,000,000
                   Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $2,001,197,778 on 9/4/2007. The market value of the underlying securities at the end of the period was $2,060,002,487 (purchased with proceeds from securities lending collateral).
    29,816,000     Interest in $2,000,000,000 joint repurchase agreement 5.39%, dated 8/31/2007 under which               29,816,000
                   ING Financial Markets LLC will repurchase U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2037 for $2,001,197,778 on 9/4/2007. The market value of the underlying securities at the end of the period was $2,049,606,683 (purchased with proceeds from securities lending collateral).
                        TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             59,816,000
                       TOTAL INVESTMENTS - 104.5%                                                                      1,112,421,970
                       (IDENTIFIED COST $1,188,413,196)8
                       OTHER ASSETS AND LIABILTIES - NET - (4.5)%                                                       (48,100,673)
                       TOTAL NET ASSETS - 100%                                                                       $ 1,064,321,297

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $107,806,680, which represented 10.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At August 31, 2007, these liquid restricted securities amounted to $107,806,680, which represented 10.1% of total net assets.

3    Non-income producing security.

4    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated brokers/dealers.

     As of August 31, 2007, securities subject to this type of arrangement and related collateral were as follows:
     MARKET VALUE OF SECURITIES LOANED                MARKET VALUE OF COLLATERAL
     $57,552,585                                      $59,816,000

5 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

6    Affiliated company.

7    7-Day net yield.

8 At August 31, 2007, the cost of investments for federal tax purposes was $1,192,177,327. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures and swap contracts was $79,755,357. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,037,848 and net unrealized depreciation from investments for those securities having an excess of cost over value of $91,793,205.

At August 31, 2007, the Fund had the following outstanding futures contracts:
        DESCRIPTION3                                              NUMBER OF NOTIONAL VALUE    EXPIRATION   UNREALIZED
                                                                  CONTRACTS                   DATE        APPRECIATION/
                                                                                                          (DEPRECIATION)
        U.S. Treasury Notes 2-Year Long Futures                   300       $61,846,875       December       $116,112
                                                                                              2007
        U.S. Treasury Notes 5-Year Long Futures                   1,040     $110,971,250      December       $678,777
                                                                                              2007
        U.S. Treasury Bond Short Futures                          155       $17,292,188       December     $(138,602)
                                                                                              2007
        NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS                                                     $656,287

   At August 31, 2007, the Fund had the following open swap contracts:

            CREDIT DEFAULT SWAPS     REFERENCE   BUY/SELL PAY/RECEIVE EXPIRATION      NOTIONAL       UNREALIZED
            COUNTERPARTY             ENTITY                 FIXED   DATE             AMOUNT       APPRECIATION
                                                            RATE
            Goldman Sachs LLP        Series 8    Buy        3.16%   06/20/2012     $52,493,993     $1,361,493
                                     High Yield
                                     CDX Index

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
* for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
* for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
* for investments in other open-end registered investment companies, based on net asset value (NAV);
* for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
* in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
* prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
* for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated
Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Prime Value Obligations Fund (PVOF) which is managed by Federated Investment Management Company. PVOF is an open-end management investment company, registered under the Act. The investment objective of PVOF is to provide current income consistent with stability of principal and liquidity. Income distributions from PVOF are declared daily and paid monthly. Capital gain distributions, if any, are declared annually, and are recorded by the Fund as capital gains received. A copy of the PVOF's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The following acronyms are used throughout this portfolio:

 FSA   --Financial Security Assurance
 GTD   --Guaranteed
 INS   --Insured
 LOC   --Letter of Credit
 REITs --Real Estate Investment Trusts




ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INVESTMENT SERIES FUNDS, INC.

BY              /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK
                PRINCIPAL FINANCIAL OFFICER


DATE            OCTOBER 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY              /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE
                PRINCIPAL EXECUTIVE OFFICER


DATE            OCTOBER 23, 2007


BY              /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK
                PRINCIPAL FINANCIAL OFFICER


DATE            OCTOBER 23, 2007